PRIVATE PLACEMENT CONVERTIBLE NOTES (Details) - USD ($)			1 Months Ended			9 Months Ended	12 Months Ended
	Feb. 06, 2015	Jul. 21, 2014	Aug. 10, 2015	May. 31, 2015	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	Jun. 30, 2013
PRIVATE PLACEMENT CONVERTIBLE NOTES (Details) [Line Items]
Class of Warrant or Rights, Granted		6,000			800	285,388	245,139	14,157
Warrants, Term of Warrants				4 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 19.00	$ 10.00
Convertible Debt [Member]
PRIVATE PLACEMENT CONVERTIBLE NOTES (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars)			$ 1,795,000						$ 750,000	$ 40,000
Class of Warrant or Rights, Granted	6,500		236,000
Warrants, Term of Warrants			5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 20.00		$ 7.50
Private Placement Agent [Member] | Convertible Debt [Member]
PRIVATE PLACEMENT CONVERTIBLE NOTES (Details) [Line Items]
Class of Warrant or Rights, Granted			28,320